Lease (Details)					9 Months Ended
	Jun. 10, 2021 USD ($)	Jun. 10, 2021 CNY (¥)	May 13, 2020 USD ($)	May 13, 2020 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)
Lease [Abstract]
Rental payment	$ 5,107	¥ 32,951	$ 4,092	¥ 28,244	$ 4,992	¥ 32,951
Description of lease agreement	the Company entered into a lease agreement for office space in Xian, the PRC with a non-cancellable lease term, commencing on July 16, 2021 and expiring on July 15, 2024.	the Company entered into a lease agreement for office space in Xian, the PRC with a non-cancellable lease term, commencing on July 16, 2021 and expiring on July 15, 2024.